Note Receivable (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 27, 2018	May 01, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 27, 2017	Oct. 17, 2016
Debt principal amount				$ 1,000,000
Interest rate						10.00%
Debt maturity period			May 18, 2018	May 18, 2018
Secured Convertible Promissory Note [Member]
Interest rate		10.00%
Promissory Note [Member] | April 27, 2018 [Member]
Interest rate			50.00%
Debt maturity period			Jun. 01, 2018
Exchange for cash payment			$ 5,000
Jaguar Precision Machine, LLC [Member] | Secured Convertible Promissory Note [Member]
Debt principal amount		$ 250,000
Interest rate		7.00%
Debt maturity period		May 01, 2018
Morf3D, Inc. [Member] | Secured Convertible Promissory Note [Member]
Debt principal amount	$ 500,000				$ 500,000
Interest rate					7.00%
Debt accumulated interest	$ 35,000